Principal Accounting Policies - Share-based compensation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental compensation cost	¥ 10.2	¥ 12.7	¥ 39.7